Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) recognized within other comprehensive income	$ 33	$ 782	$ 735
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax	55	727	758
Tax recognized directly in equity	33	(167)	$ (56)
Deferred tax assets	4,325	5,403
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	2,795	3,232
Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		658
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	1,613	1,680
Mauritania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	388	744
Senegal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	$ 473	$ 609